UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07537

Name of Registrant: Royce Capital Fund

Address of Registrant: One Madison Avenue

New York, NY 10010

Name and address of agent for service: John E. Denneen, Esq. One Madison Avenue New York, NY 10010

Registrant's telephone number, including area code: (212) 508-4500

 Date of fiscal year end: December 31, 2025

Date of reporting period: January 1, 2026 – June 30, 2026

Item 1. Reports to Shareholders.

The Royce Funds	June 30, 2026
Royce Capital Fund—Micro-Cap Portfolio Investment Class—RCMCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Capital Fund—Micro-Cap Portfolio—Investment Class	$74	1.22%
¹Annualized

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$141
Number of Holdings	156
Portfolio Turnover Rate	22%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Ultra Clean Holdings	1.7
Ichor Holdings	1.7
Graham Corporation	1.5
NWPX Infrastructure	1.5
Cohu	1.4
Lincoln Educational Services	1.4
Bel Fuse Cl. B	1.4
EZCORP Cl. A	1.3
Lindblad Expeditions Holdings	1.3
Digi International	1.2

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● ●	Prospectus Financial Information	● ●	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RCM-IC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Capital Fund—Micro-Cap Portfolio Service Class—RCMSX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Capital Fund—Micro-Cap Portfolio—Service Class	$90	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$141
Number of Holdings	156
Portfolio Turnover Rate	22%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
Ultra Clean Holdings	1.7
Ichor Holdings	1.7
Graham Corporation	1.5
NWPX Infrastructure	1.5
Cohu	1.4
Lincoln Educational Services	1.4
Bel Fuse Cl. B	1.4
EZCORP Cl. A	1.3
Lindblad Expeditions Holdings	1.3
Digi International	1.2

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● ●	Prospectus Financial Information	● ●	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RCM-SC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Capital Fund—Small-Cap Portfolio Investment Class—RCPFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT[1]
Royce Capital Fund—Small-Cap Portfolio—Investment Class	$67	1.23%
[1]Annualized

Key Fund Statistics

As of/through 6/30/26

Fund Size (Millions)	$187
Number of Holdings	79
Portfolio Turnover Rate	24%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
TD SYNNEX	2.7
M/I Homes	2.4
Blue Bird	2.3
Diebold Nixdorf	2.2
Timberland Bancorp	2.0
Village Super Market Cl. A	2.0
IBEX	2.0
Interface	2.0
PulteGroup	2.0
Unity Bancorp	1.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RCS-IC-STSR-0626	1

The Royce Funds	June 30, 2026
Royce Capital Fund—Small-Cap Portfolio Service Class—RCSSX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT[1]
Royce Capital Fund—Small-Cap Portfolio—Service Class	$78	1.42%
[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/26.

Fund Size (Millions)	$187
Number of Holdings	79
Portfolio Turnover Rate	24%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/26 (%)

Top 10 Positions
TD SYNNEX	2.7
M/I Homes	2.4
Blue Bird	2.3
Diebold Nixdorf	2.2
Timberland Bancorp	2.0
Village Super Market Cl. A	2.0
IBEX	2.0
Interface	2.0
PulteGroup	2.0
Unity Bancorp	1.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED ● MAY LOSE VALUE ● NOT BANK GUARANTEED	RCS-SC-STSR-0626	1

Item 2. Code(s) of Ethics. Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert. Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services. Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Investments.

(a) Please see the Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Royce Capital Fund

Financial Statements and Other Important Information

Semiannual—June 30, 2026

Royce Capital Fund—Micro-Cap Portfolio Royce Capital Fund—Small-Cap Portfolio

Schedules of Investments	June 30, 2026 (unaudited)

Royce Capital Fund - Micro-Cap Portfolio
Common Stocks – 94.9%
	SHARES	VALUE

COMMUNICATION SERVICES – 2.0%
ENTERTAINMENT – 0.7%
IMAX Corporation [1]	25,265	$1,007,063
INTERACTIVE MEDIA & SERVICES – 0.9%
DHI Group [1]	101,287	375,775
QuinStreet [1]	56,615	829,409
		1,205,184
MEDIA – 0.4%
Magnite [1]	29,416	558,316
Total (Cost $1,033,972)		2,770,563

CONSUMER DISCRETIONARY – 11.9%
AUTOMOBILE COMPONENTS – 0.9%
Fox Factory Holding Corp. [1]	34,370	582,399
Stoneridge [1]	81,843	599,091
		1,181,490
DIVERSIFIED CONSUMER SERVICES – 2.1%
Legacy Education [1]	82,855	974,375
Lincoln Educational Services [1]	40,286	2,010,271
		2,984,646
HOTELS, RESTAURANTS & LEISURE – 2.6%
Century Casinos [1]	149,217	190,998
First Watch Restaurant Group [1]	50,560	651,719
Lindblad Expeditions Holdings [1]	63,214	1,785,163
Target Hospitality [1]	46,561	947,982
		3,575,862
HOUSEHOLD DURABLES – 1.5%
Hovnanian Enterprises Cl. A [1]	3,250	462,833
Legacy Housing [1]	33,555	881,490
LGI Homes [1]	12,221	778,233
		2,122,556
LEISURE PRODUCTS – 1.5%
American Outdoor Brands [1]	94,430	1,108,608
MasterCraft Boat Holdings [1]	38,253	987,693
		2,096,301
SPECIALTY RETAIL – 2.7%
Bed Bath & Beyond [1]	74,072	428,877
Citi Trends [1]	22,369	1,293,823
J.Jill	36,393	577,557
OneWater Marine Cl. A [1]	52,043	586,524
RealReal [1]	81,614	962,229
		3,849,010
TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Lakeland Industries [1]	41,031	438,621
Vera Bradley [1]	116,673	453,858
		892,479
Total (Cost $11,758,173)		16,702,344

ENERGY – 3.5%
ENERGY EQUIPMENT & SERVICES – 2.7%
Natural Gas Services Group	35,835	1,545,922
Pason Systems	72,779	632,727
Ranger Energy Services Cl. A	41,237	660,205
Select Water Solutions Cl. A	49,242	983,855
		3,822,709
OIL, GAS & CONSUMABLE FUELS – 0.8%
Riley Exploration Permian †	16,418	541,137
SandRidge Energy	36,907	505,626
		1,046,763
Total (Cost $2,580,111)		4,869,472

FINANCIALS – 11.6%
BANKS – 6.5%
BayCom Corp.	23,626	777,295
Chain Bridge Bancorp Cl. A [1]	19,189	806,898
Coastal Financial [1]	5,397	418,322
Customers Bancorp [1]	13,361	1,056,855
Esquire Financial Holdings	5,989	713,350
HBT Financial	21,758	696,038
Hingham Institution for Savings	2,322	713,202
HomeTrust Bancshares	13,887	692,822
Investar Holding	43,335	1,298,317
Midway Investments [1,2]	1,751,577	0
Northeast Bank	6,472	857,734
Western New England Bancorp	81,137	1,160,259
		9,191,092
CAPITAL MARKETS – 3.0%
Canaccord Genuity Group	94,613	973,982
Oppenheimer Holdings Cl. A	12,004	1,266,902
Perella Weinberg Partners Cl. A	47,956	765,378
Silvercrest Asset Management Group Cl. A	14,075	142,298
Sprott	9,877	1,112,882
		4,261,442
CONSUMER FINANCE – 1.3%
EZCORP Cl. A [1]	52,910	1,829,099

INSURANCE – 0.8%
International General Insurance Holdings	41,236	1,079,146
Total (Cost $9,396,162)		16,360,779

HEALTH CARE – 12.4%
BIOTECHNOLOGY – 2.0%
Absci Corporation [1]	40,278	466,822
BridgeBio Oncology Therapeutics †,1,3	28,976	220,797
CareDx [1]	35,487	1,011,380
Compass Therapeutics †,1	123,427	270,305
Kura Oncology †,1	33,090	362,997
ORIC Pharmaceuticals [1]	46,835	507,223
		2,839,524
HEALTH CARE EQUIPMENT & SUPPLIES – 3.7%
Acme United	19,360	923,859
AngioDynamics [1]	44,184	574,834
Apyx Medical [1]	215,125	965,911
Artivion [1]	20,208	454,074
Establishment Labs Holdings [1]	17,645	1,514,118
Profound Medical [1]	112,878	750,530
		5,183,326
HEALTH CARE PROVIDERS & SERVICES – 1.5%
AMN Healthcare Services [1]	44,674	1,446,097
GeneDx Holdings Cl. A †,1	10,112	694,189
		2,140,286
HEALTH CARE TECHNOLOGY – 1.5%
Certara †,1	153,317	1,004,226
SOPHiA GENETICS [1]	124,520	718,480

See Notes to Financial Statements	1

Schedules of Investments	June 30, 2026 (unaudited)

Royce Capital Fund - Micro-Cap Portfolio (continued)

	SHARES	VALUE

HEALTH CARE (continued)
HEALTH CARE TECHNOLOGY (continued)
Veradigm [1,4]	67,843	$345,321
		2,068,027
LIFE SCIENCES TOOLS & SERVICES – 3.7%
Alpha Teknova [1,3]	150,230	853,306
Azenta [1]	27,644	705,475
BioLife Solutions [1]	33,706	951,858
Cytek Biosciences [1]	188,830	836,517
Maravai LifeSciences Holdings Cl. A [1]	162,808	1,015,922
Mesa Laboratories	5,327	530,303
Standard BioTools [1]	406,372	334,322
		5,227,703
PHARMACEUTICALS – 0.0%
Zevra Therapeutics †,1	2,391	34,287
Total (Cost $12,954,064)		17,493,153

INDUSTRIALS – 25.3%
AEROSPACE & DEFENSE – 2.4%
Astronics Corporation [1]	12,787	1,039,071
Astronics Corporation Cl. B [1,4]	714	57,120
CPI Aerostructures [1]	100,135	519,701
Park Aerospace	44,473	1,697,090
		3,312,982
AIR FREIGHT & LOGISTICS – 0.5%
Radiant Logistics [1]	82,041	776,108
BUILDING PRODUCTS – 1.0%
Janus International Group [1]	119,829	665,051
Quanex Building Products	40,698	757,797
		1,422,848
COMMERCIAL SERVICES & SUPPLIES – 2.0%
ACV Auctions Cl. A †,1	129,147	928,567
Liquidity Services [1]	29,489	1,153,610
Onterris [1]	38,854	785,239
		2,867,416
CONSTRUCTION & ENGINEERING – 3.8%
Ameresco Cl. A [1]	23,046	636,070
Bowman Consulting Group [1]	24,111	704,041
Concrete Pumping Holdings [1]	78,378	944,455
Limbach Holdings [1]	12,856	989,912
NWPX Infrastructure [1]	13,675	2,050,429
		5,324,907
ELECTRICAL EQUIPMENT – 2.3%
American Superconductor [1]	12,925	536,517
Hammond Power Solutions Cl. A	5,859	1,434,375
LSI Industries	46,424	1,233,950
		3,204,842
GROUND TRANSPORTATION – 1.6%
Covenant Logistics Group Cl. A	32,230	1,423,921
Marten Transport	44,925	779,449
		2,203,370
MACHINERY – 5.9%
Aebi Schmidt Holding	27,692	347,535
CECO Environmental [1]	16,172	1,467,447
Commercial Vehicle Group [1]	56,900	262,878
Energy Recovery [1]	68,099	614,253
Graham Corporation [1]	16,857	2,086,728
Lindsay Corporation	5,064	626,923
Luxfer Holdings	71,609	1,291,826
Perma-Pipe International Holdings [1]	17,875	486,736
Titan International [1]	59,457	458,414
Wabash National	36,977	499,190
Westport Fuel Systems [1]	103,911	234,839
		8,376,769
PROFESSIONAL SERVICES – 2.1%
Alight Cl. A †,1	249,104	139,498
Asure Software [1]	70,522	559,945
Kforce	19,133	897,720
Mistras Group [1]	35,925	627,610
TrueBlue [1]	98,491	686,482
		2,911,255
TRADING COMPANIES & DISTRIBUTORS – 3.7%
Alta Equipment Group [1]	91,429	591,546
Distribution Solutions Group [1]	14,359	392,719
EVI Industries	41,662	615,764
NPK International [1]	80,760	1,284,891
Titan Machinery [1]	52,659	1,112,158
Transcat [1]	13,757	1,276,237
		5,273,315
Total (Cost $22,867,666)		35,673,812

INFORMATION TECHNOLOGY – 23.5%
COMMUNICATIONS EQUIPMENT – 4.0%
ADTRAN Holdings [1]	103,868	1,443,765
Applied Optoelectronics [1]	3,151	466,852
Clearfield [1]	23,563	937,572
Digi International [1]	23,243	1,742,063
NETGEAR [1]	25,922	605,279
Ribbon Communications [1]	177,780	416,005
		5,611,536
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 7.8%
Arlo Technologies [1]	38,221	515,219
Bel Fuse Cl. B	5,748	1,914,314
Climb Global Solutions [1]	32,389	751,749
Kraken Robotics [1]	36,423	162,822
LightPath Technologies Cl. A [1]	89,683	1,466,317
M-tron Industries †,1	7,912	784,475
nLIGHT [1]	18,145	1,263,255
Powerfleet [1]	222,169	850,907
Richardson Electronics	88,649	1,685,217
SmartRent Cl. A [1]	59,028	70,243
Vishay Precision Group [1]	10,045	1,505,846
		10,970,364

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 9.9%
Aehr Test Systems [1]	3,458	332,176
Alpha and Omega Semiconductor [1]	9,567	452,806
Camtek [1]	6,715	1,095,351
Cohu [1]	27,235	2,012,939
Ichor Holdings [1]	20,729	2,327,452
inTEST Corporation [1]	70,260	1,276,624
Kopin Corporation [1]	270,276	1,210,836
Nova [1]	2,305	1,251,477
Penguin Solutions [1]	19,340	1,470,033

See Notes to Financial Statements	2

Schedules of Investments	June 30, 2026 (unaudited)

Royce Capital Fund - Micro-Cap Portfolio (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
Ultra Clean Holdings [1]	17,089	$2,436,721
		13,866,415
SOFTWARE – 1.8%
Alkami Technology †,1	22,314	404,330
Amplitude Cl. A †,1	95,968	734,155
Five9 †,1	35,372	754,131
PagerDuty †,1	72,885	703,340
		2,595,956
Total (Cost $12,281,125)		33,044,271

MATERIALS – 4.1%
CHEMICALS – 1.5%
Core Molding Technologies [1]	27,641	652,328
5N Plus [1]	45,501	1,404,572
		2,056,900
CONSTRUCTION MATERIALS – 0.0%
Suncrete Cl. A †,1	2,391	53,869
METALS & MINING – 2.6%
Alphamin Resources	209,282	219,870
Altius Minerals	31,762	1,422,544
Ferroglobe	136,080	432,734
Major Drilling Group International [1]	102,097	1,084,859
Ramaco Resources Cl. A †,1	37,506	496,204
		3,656,211
Total (Cost $2,923,661)		5,766,980

REAL ESTATE – 0.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.6%
Altus Group †	12,408	394,221
Marcus & Millichap	14,904	464,558
Total (Cost $857,654)		858,779

TOTAL COMMON STOCKS
(Cost $76,652,588)		133,540,153

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.2%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-3.50%)
(Cost $229,488)	229,488	229,488

INVESTMENTS AT VALUE
(Cost $76,882,076)		133,769,641

REPURCHASE AGREEMENT – 5.5%
Fixed Income Clearing Corporation, 3.00% dated 6/30/26, due 7/1/26, maturity value $7,807,406 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/15/28, valued at $7,963,080)
(Cost $7,806,755)		$7,806,755

TOTAL INVESTMENTS – 100.6%
(Cost $84,688,831)		141,576,396

LIABILITIES LESS CASH AND OTHER ASSETS – (0.6)%		(795,581)

NET ASSETS 100.0%		$140,780,815

See Notes to Financial Statements	3

Schedules of Investments	June 30, 2026 (unaudited)

Royce Capital Fund - Small-Cap Portfolio
Common Stocks – 99.2%
	SHARES	VALUE

CONSUMER DISCRETIONARY – 22.6%
AUTOMOBILE COMPONENTS – 5.1%
Gentex Corporation	130,922	$3,308,399
Lear Corporation	25,229	3,382,199
Visteon Corporation	28,961	2,873,221
		9,563,819
DIVERSIFIED CONSUMER SERVICES – 2.4%
frontdoor [1]	21,063	1,634,278
Stride [1]	31,878	2,749,159
		4,383,437
HOTELS, RESTAURANTS & LEISURE – 1.3%
Boyd Gaming	28,158	2,487,196
HOUSEHOLD DURABLES – 4.8%
M/I Homes [1]	27,985	4,499,708
Meritage Homes	8,506	713,228
PulteGroup	26,729	3,667,486
		8,880,422
SPECIALTY RETAIL – 7.5%
Academy Sports & Outdoors	46,429	2,188,199
Buckle (The)	67,865	2,863,903
Gap (The) †	69,638	1,300,838
J.Jill	179,230	2,844,380
Shoe Station Group	140,914	2,089,755
Signet Jewelers	28,714	2,475,147
Williams-Sonoma	1,186	276,456
		14,038,678
TEXTILES, APPAREL & LUXURY GOODS – 1.5%
Kontoor Brands	33,935	2,828,143
Total (Cost $32,539,765)		42,181,695

CONSUMER STAPLES – 2.0%
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.0%
Village Super Market Cl. A	88,938	3,751,405
Total (Cost $2,184,124)		3,751,405

ENERGY – 7.2%
OIL, GAS & CONSUMABLE FUELS – 7.2%
Chord Energy	16,256	1,858,061
Mach Natural Resources L.P. †	148,882	1,881,869
Matador Resources	52,650	2,620,917
Riley Exploration Permian	62,608	2,063,560
SM Energy	90,874	2,371,811
Teekay Tankers Cl. A	40,775	2,645,074
Total (Cost $12,628,764)		13,441,292

FINANCIALS – 27.6%
BANKS – 21.5%
Beacon Financial	78,945	2,403,875
Burke & Herbert Financial Services	34,440	2,474,858
Business First Bancshares	88,729	2,726,642
Civista Bancshares	113,217	3,194,984
CNB Financial	71,005	2,393,579
Dime Commercial Bancshares	6,614	268,859
First Bank	154,770	2,744,072
FS Bancorp	63,696	2,764,406
Heritage Financial	34,630	1,025,741
Landmark Bancorp	29,626	909,815
Mid Penn Bancorp	66,616	2,320,902
OceanFirst Financial	36,831	719,309
Princeton Bancorp	62,895	2,386,865
Provident Financial Services †	99,953	2,362,889
Timberland Bancorp	83,858	3,757,677
TrustCo Bank Corp NY	4,455	244,624
Unity Bancorp	57,970	3,402,259
Univest Financial	31,820	1,392,125
WesBanco	65,528	2,557,558
		40,051,039
CAPITAL MARKETS – 1.6%
Evercore Cl. A	8,589	2,932,628
FINANCIAL SERVICES – 1.6%
Enact Holdings	67,939	3,105,492
INSURANCE – 2.9%
Donegal Group Cl. A	130,934	2,469,415
United Fire Group	55,005	2,884,462
		5,353,877
Total (Cost $35,422,907)		51,443,036

HEALTH CARE – 8.7%
BIOTECHNOLOGY – 0.2%
Entrada Therapeutics [1]	51,470	378,819
HEALTH CARE PROVIDERS & SERVICES – 2.2%
Pediatrix Medical Group [1]	101,590	2,573,274
Universal Health Services Cl. B †	10,033	1,491,807
		4,065,081
PHARMACEUTICALS – 6.3%
Amphastar Pharmaceuticals [1]	84,036	1,695,847
Collegium Pharmaceutical [1]	72,414	2,621,387
CorMedix [1]	245,212	1,924,914
Harmony Biosciences Holdings [1]	74,169	2,700,493
Innoviva [1]	106,043	2,408,237
SIGA Technologies	122,724	446,715
		11,797,593
Total (Cost $15,826,648)		16,241,493

INDUSTRIALS – 16.9%
BUILDING PRODUCTS – 0.2%
UFP Industries	3,848	349,167
COMMERCIAL SERVICES & SUPPLIES – 2.0%
Interface	102,549	3,675,356
CONSTRUCTION & ENGINEERING – 0.5%
Sterling Infrastructure [1]	1,115	935,886
MACHINERY – 3.7%
Allison Transmission Holdings	23,129	2,607,564
Blue Bird [1]	55,220	4,360,171
		6,967,735
MARINE TRANSPORTATION – 1.6%
Genco Shipping & Trading	124,142	3,076,239
PROFESSIONAL SERVICES – 7.7%
Barrett Business Services	66,144	2,349,435
IBEX [1]	122,380	3,716,681
Kforce	22,360	1,049,131
Korn Ferry	43,082	2,868,400
MAXIMUS	51,962	2,793,477
Upwork †,1,3	180,409	1,508,219
		14,285,343

See Notes to Financial Statements	4

Schedules of Investments	June 30, 2026 (unaudited)

Royce Capital Fund - Small-Cap Portfolio (continued)

	SHARES	VALUE

INDUSTRIALS (continued)
TRADING COMPANIES & DISTRIBUTORS – 1.2%
DNOW †,1	166,737	$2,162,579
Total (Cost $22,021,279)		31,452,305

INFORMATION TECHNOLOGY – 14.2%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 9.9%
Bel Fuse Cl. B	4,208	1,401,432
ePlus	27,650	2,301,310
Flex [1]	14,469	2,344,991
Jabil	4,594	1,770,895
PC Connection	33,423	2,439,545
Sanmina Corporation [1]	12,381	3,133,383
TD SYNNEX	18,856	5,040,963
		18,432,519
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.9%
Amkor Technology	19,933	1,718,823
SOFTWARE – 1.2%
Adeia	70,670	2,327,163
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 2.2%
Diebold Nixdorf [1]	47,244	4,016,685
Total (Cost $7,616,466)		26,495,190

TOTAL COMMON STOCKS
(Cost $128,239,953)		185,006,416

INVESTMENTS AT VALUE
(Cost $128,239,953)		185,006,416

REPURCHASE AGREEMENT – 0.9%
Fixed Income Clearing Corporation, 3.00% dated 6/30/26, due 7/1/26, maturity value $1,805,932 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/15/28, valued at $1,842,021)
(Cost $1,805,781)		$1,805,781

TOTAL INVESTMENTS – 100.1%
(Cost $130,045,734)		186,812,197

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(278,827)

NET ASSETS 100.0%		$186,533,370

† New additions in 2026.

1 Non-income producing.

2 A security for which market quotations are not readily available represents 0.0% of net assets for Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund's Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value. See Notes to Financial Statements.

3 All or a portion of these securities were on loan as of June 30, 2026.

4 These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors. See Notes to Financial Statements.

Bold indicates a Fund’s 20 largest equity holdings in terms of June 30, 2026 market value.

See Notes to Financial Statements	5

Statements of Assets and Liabilities	June 30, 2026 (unaudited)

	Micro-Cap	Small-Cap
	Portfolio	Portfolio
ASSETS:
Investments at value (including collateral on loaned securities)[1]	$133,769,641	$185,006,416
Repurchase agreements (at cost and value)	7,806,755	1,805,781
Foreign currency[2]	11,341	–
Receivable for investments sold	155,890	–
Receivable for capital shares sold	80,763	1,445
Receivable for dividends and interest	16,996	62,915
Receivable for securities lending income	155	94
Prepaid expenses and other assets	3,348	5,960
Total Assets	141,844,889	186,882,611
LIABILITIES:
Payable for collateral on loaned securities	229,488	–
Payable for investments purchased	438,597	–
Payable for capital shares redeemed	198,554	72,313
Payable for investment advisory fees	109,581	152,681
Payable for trustees’ fees	8,909	16,023
Accrued expenses	78,945	108,224
Total Liabilities	1,064,074	349,241
Net Assets	$140,780,815	$186,533,370
ANALYSIS OF NET ASSETS:
Paid-in capital	$45,291,270	$70,457,198
Total distributable earnings (loss)	95,489,545	116,076,172
Net Assets	$140,780,815	$186,533,370
Investment Class	$113,459,936	$39,529,505
Service Class	27,320,879	147,003,865
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	8,269,108	3,482,285
Service Class	2,071,563	13,279,220
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
(offering and redemption price per share)
Investment Class	$13.72	$11.35
Service Class	13.19	11.07
Investments at identified cost	$76,882,076	$128,239,953
Market value of loaned securities[3]	817,005	827,535

1 See Notes to Financial Statements for information on non-cash collateral on loaned securities.

2 As of June 30, 2026, the cost of foreign currency was $11,325 for Micro-Cap Portfolio.

3 Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	6

Statements of Operations	Six Months Ended June 30, 2026 (unaudited)

	Micro-Cap	Small-Cap
	Portfolio	Portfolio
INVESTMENT INCOME:
INCOME:
Dividends	$323,703	$1,891,854
Foreign withholding tax	(6,335)	–
Interest	74,579	29,560
Securities lending	1,690	779
Total income	393,637	1,922,193
EXPENSES:
Investment advisory fees	563,695	892,636
Distribution fees	27,697	178,267
Administrative and office facilities	42,586	69,469
Custody	21,278	19,260
Audit	19,910	18,749
Trustees’ fees	16,863	29,404
Shareholder reports	9,333	7,860
Shareholder servicing	9,053	8,713
Legal	2,825	5,077
Other expenses	6,101	10,742
Total expenses	719,341	1,240,177
Compensating balance credits	(100)	(91)
Fees waived by distributor	(592)	(3,613)
Net expenses	718,649	1,236,473
Net investment income (loss)	(325,012)	685,720
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments	13,102,810	21,329,735
Foreign currency transactions	(880)	–
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments	29,537,980	11,405,634
Other assets and liabilities denominated in foreign currency	30	–
Net realized and unrealized gain (loss) on investments and foreign currency	42,639,940	32,735,369
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$42,314,928	$33,421,089

See Notes to Financial Statements	7

Statements of Changes in Net Assets

	Micro-Cap Portfolio		Small-Cap Portfolio
	Six Months Ended		Six Months Ended
	6/30/26 (unaudited)	Year Ended 12/31/25	6/30/26 (unaudited)	Year Ended 12/31/25
INVESTMENT OPERATIONS:
Net investment income (loss)	$(325,012)	$(388,392)	$685,720	$2,011,124
Net realized gain (loss) on investments and foreign currency	13,101,930	26,312,545	21,329,735	36,229,854
Net change in unrealized appreciation (depreciation) on investments and foreign currency	29,538,010	(10,982,667)	11,405,634	(25,078,916)
Net increase (decrease) in net assets from investment operations	42,314,928	14,941,486	33,421,089	13,162,062
DISTRIBUTIONS:
Total distributable earnings
Investment Class	–	(11,323,991)	–	(2,804,063)
Service Class	–	(2,965,302)	–	(12,012,473)
Total distributions	–	(14,289,293)	–	(14,816,536)
CAPITAL SHARE TRANSACTIONS:
Value of shares sold
Investment Class	11,353,510	8,615,993	3,644,425	11,086,435
Service Class	3,468,189	7,142,197	919,824	66,186,919
Distributions reinvested
Investment Class	–	11,323,991	–	2,804,063
Service Class	–	2,965,302	–	12,012,473
Value of shares redeemed
Investment Class	(7,757,839)	(62,844,654)	(4,862,824)	(113,123,286)
Service Class	(4,110,066)	(9,091,727)	(20,671,413)	(76,234,221)
Net increase (decrease) in net assets from capital share transactions	2,953,794	(41,888,898)	(20,969,988)	(97,267,617)
Net Increase (Decrease) in Net Assets	45,268,722	(41,236,705)	12,451,101	(98,922,091)
NET ASSETS:
Beginning of period	95,512,093	136,748,798	174,082,269	273,004,360
End of period	$140,780,815	$95,512,093	$186,533,370	$174,082,269

See Notes to Financial Statements	8

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

											Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Micro-Cap Portfolio–Investment Class
2026†	$9.51	$(0.03)	$4.24	$4.21	$–	$–	$–	$13.72	44.27%[1]	$113,460	1.22%[2]	1.22%[2]	1.22%[2]	(0.52)%[2]	22%
2025	9.75	(0.03)	1.44	1.41	–	(1.65)	(1.65)	9.51	13.89	75,834	1.22	1.22	1.22	(0.28)	42
2024	9.17	(0.04)	1.32	1.28	–	(0.70)	(0.70)	9.75	13.67	117,132	1.18	1.18	1.18	(0.39)	19
2023	7.72	(0.03)	1.48	1.45	–	–	–	9.17	18.78	116,468	1.18	1.18	1.15	(0.33)	24
2022	14.77	(0.05)	(3.28)	(3.33)	–	(3.72)	(3.72)	7.72	(22.43)	109,600	1.31	1.31	1.21	(0.46)	12
2021	11.91	(0.08)	3.61	3.53	–	(0.67)	(0.67)	14.77	29.98	157,042	1.37	1.37	1.33	(0.56)	25
Micro-Cap Portfolio–Service Class
2026†	$9.15	$(0.04)	$4.08	$4.04	$–	$–	$–	$13.19	44.15%[1]	$27,321	1.49%[2]	1.49%[2]	1.49%[2]	(0.79)%[2]	22%
2025	9.41	(0.06)	1.39	1.33	–	(1.59)	(1.59)	9.15	13.58	19,678	1.52	1.52	1.52	(0.59)	42
2024	8.88	(0.06)	1.26	1.20	–	(0.67)	(0.67)	9.41	13.28	19,617	1.45	1.45	1.45	(0.66)	19
2023	7.49	(0.05)	1.44	1.39	–	–	–	8.88	18.56	20,495	1.46	1.46	1.42	(0.61)	24
2022	14.37	(0.08)	(3.18)	(3.26)	–	(3.62)	(3.62)	7.49	(22.65)	13,269	1.61	1.61	1.47	(0.74)	12
2021	11.63	(0.11)	3.50	3.39	–	(0.65)	(0.65)	14.37	29.52	29,231	1.64	1.64	1.58	(0.81)	25
Small-Cap Portfolio–Investment Class
2026†	$9.42	$0.05	$1.88	$1.93	$–	$–	$–	$11.35	20.49%[1]	$39,530	1.23%[2]	1.23%[2]	1.23%[2]	0.92%[2]	24%
2025	9.42	0.10	0.78	0.88	(0.18)	(0.70)	(0.88)	9.42	8.93	34,014	1.18	1.18	1.18	1.07	79
2024	9.59	0.12	0.23	0.35	(0.12)	(0.40)	(0.52)	9.42	3.40	131,641	1.14	1.14	1.14	1.28	36
2023	8.36	0.11	2.04	2.15	(0.08)	(0.84)	(0.92)	9.59	25.93	146,549	1.15	1.15	1.13	1.26	69
2022	9.41	0.08	(0.94)	(0.86)	(0.04)	(0.15)	(0.19)	8.36	(9.20)	139,807	1.15	1.15	1.08	0.96	88
2021	7.41	0.03	2.10	2.13	(0.13)	–	(0.13)	9.41	28.82	172,388	1.11	1.11	1.08	0.37	51
Small-Cap Portfolio–Service Class
2026†	$9.20	$0.04	$1.83	$1.87	$–	$–	$–	$11.07	20.33%[1]	$147,004	1.43%[2]	1.43%[2]	1.42%[2]	0.73%[2]	24%
2025	9.21	0.07	0.77	0.84	(0.17)	(0.68)	(0.85)	9.20	8.73	140,068	1.44	1.44	1.44	0.77	79
2024	9.37	0.10	0.23	0.33	(0.10)	(0.39)	(0.49)	9.21	3.26	141,363	1.38	1.38	1.37	1.05	36
2023	8.18	0.08	1.99	2.07	(0.06)	(0.82)	(0.88)	9.37	25.53	165,771	1.39	1.39	1.37	0.96	69
2022	9.20	0.06	(0.92)	(0.86)	(0.01)	(0.15)	(0.16)	8.18	(9.41)	159,279	1.40	1.40	1.33	0.68	88
2021	7.25	0.01	2.05	2.06	(0.11)	–	(0.11)	9.20	28.45	209,252	1.35	1.35	1.33	0.10	51

† Six months ended June 30, 2026 (unaudited).

1 Not annualized

2 Annualized

See Notes to Financial Statements	9

Notes to Financial Statements (unaudited)

Summary of Significant Accounting Policies:

Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio (each, a “Fund,” and together, the “Funds”) are the two series of Royce Capital Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Shares of the Funds are offered to life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. Micro-Cap Portfolio and Small-Cap Portfolio commenced operations on December 27, 1996.

Classes of shares have equal rights as to earnings and assets, except that each class may bear different fees and expenses for distribution, shareholder servicing and shareholder reports, and receive different transfer agent balance credits and expense reimbursements. Investment income, realized and unrealized capital gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class of shares based on its relative net assets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”).

VALUATION OF INVESTMENTS:

Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the 1940 Act (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust's Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Notes to Financial Statements (unaudited) (continued)

VALUATION OF INVESTMENTS (continued):

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of June 30, 2026. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Micro-Cap Portfolio
Common Stocks	$133,137,712	$402,441	$0	$133,540,153
Money Market Fund/Collateral Received for Securities Loaned	229,488	–	–	229,488
Repurchase Agreement	–	7,806,755	–	7,806,755
Small-Cap Portfolio
Common Stocks	185,006,416	–	–	185,006,416
Repurchase Agreement	–	1,805,781	–	1,805,781

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of June 30, 2026, are next business day and continuous.

FOREIGN CURRENCY:

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, expiration of currency forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at the end of the reporting period, as a result of changes in foreign currency exchange rates.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Notes to Financial Statements (unaudited) (continued)

SECURITIES LENDING:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of June 30, 2026:

	CASH COLLATERAL[1]	SECURITIES ON LOAN COLLATERALIZED BY CASH COLLATERAL	NET AMOUNT
Micro-Cap Portfolio	$229,488	$(218,587)	$10,901

[1]	Absent an event of default, assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of June 30, 2026:

	NON-CASH COLLATERAL	SECURITIES ON LOAN COLLATERALIZED BY NON-CASH COLLATERAL	NET AMOUNT
Micro-Cap Portfolio	$623,773	$(598,418)	$25,355
Small-Cap Portfolio	849,473	(827,535)	21,938

DISTRIBUTIONS AND TAXES:

As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year.

The Funds pay any dividends and capital gain distributions annually in December. Dividends from net investment income and distributions from capital gains are determined at a class level. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

CASH INCLUDING FOREIGN CURRENCIES:

Cash, including foreign currencies, consists of deposits maintained at State Street Bank and Trust Company, the Funds' Custodian (in such capacity, the "Custodian"), and through the Custodian's global sub-custodian network. Accordingly, each Fund’s risk for the possible insolvency loss of a cash deposit lies with the Custodian or the relevant sub-custodian bank. Fund cash deposits maintained at the Custodian or through a particular sub-custodian bank may be significant, and may, at times, exceed U.S. or other applicable insurance limits.

Notes to Financial Statements (unaudited) (continued)

EXPENSES:

The Funds incur direct and indirect expenses. Expenses directly attributable to a Fund are charged to the Fund, while expenses applicable to more than one of the “Royce Funds” are allocated equitably among the relevant Royce Funds. (The “Royce Funds” comprise the Funds and the other 13 U.S. registered investment companies for which Royce serves as investment manager.) All of the Royce Funds reimburse Royce in its capacity as administrator under administration agreements for costs and expenses paid or incurred in providing certain administrative services, including, without limitation, those relating to certain personnel, rent, technology, and supplies; amounts reimbursed to Royce by the Funds are included in administrative and office facilities and legal expenses.

COMPENSATING BALANCE CREDITS:

The Funds have an arrangement with their transfer agent, whereby a portion of the transfer agent’s fee is paid indirectly by credits earned on a Fund’s cash on deposit with the transfer agent.

LINE OF CREDIT:

The Funds, along with certain other Royce Funds, participate in a $65 million line of credit (“Credit Agreement”) with State Street Bank and Trust Company to be used for short-term working capital purposes, to include the funding of shareholder redemptions and trade settlements. This revolving Credit Agreement expires on October 2, 2026. Pursuant to the Credit Agreement, each participating Fund is liable for a portion of the commitment fee for the credit facility (i.e., 0.25% of any unused portion of the line of credit) and for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a variable rate equal to the Applicable Rate plus the Applicable Margin. The term Applicable Rate means, for any day, a rate equal to the sum of (a) 0.10%, plus (b) the higher of (i) the Federal Funds Effective Rate for such day, or (ii) the Overnight Bank Funding Rate for such day; provided that if the Applicable Rate as so determined shall be less than 0.0%, such Applicable Rate shall be deemed to be 0.0% for all purposes of the Credit Agreement. The term Applicable Margin means 1.25%. The Funds did not utilize the line of credit during the six months ended June 30, 2026.

INDEMNIFICATION PROVISIONS:

Reference is made to Delaware law and the Trust’s Certificate of Trust, Trust Instrument, and By-laws, as amended and supplemented, each of which provides for the indemnification by the Trust of the Trust’s officers and trustees under the circumstances and to the extent set forth therein. Reference is also made to the investment advisory agreement between the Trust, on behalf of each Fund, and Royce which provides for the indemnification by the relevant Fund of Royce under the circumstances and to the extent set forth therein. Additionally, in the normal course of business, the Trust, on behalf of both Funds, enters into contracts with service providers that contain general indemnification provisions in favor of such service providers and other covered persons. The amount of any potential Fund liability under these indemnification arrangements, if any, currently cannot be determined with any degree of specificity. The Trust is not currently in possession of any information that would cause it to believe that any Fund is reasonably likely to be subject to any material adverse impact from the operation of these indemnification arrangements. No assurance can be given, however, that any Fund will not incur any liability from the operation of these indemnification arrangements. Any future liability to a Fund that may arise from the operation of such arrangements will be disclosed to the extent required by relevant accounting guidance and applicable laws, rules, and regulations.

Capital Share Transactions (in shares):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES OUTSTANDING
	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (unaudited)	Year Ended 12/31/25
Micro-Cap Portfolio
Investment Class	988,047	991,463	–	1,151,983	(694,791)	(6,186,653)	293,256	(4,043,207)
Service Class	295,832	770,153	–	313,457	(374,729)	(1,017,631)	(78,897)	65,979
Small-Cap Portfolio
Investment Class	351,175	1,237,294	–	285,256	(478,601)	(11,887,790)	(127,426)	(10,365,240)
Service Class	92,259	7,204,134	–	1,251,299	(2,041,123)	(8,584,075)	(1,948,864)	(128,642)

Investment Adviser and Distributor:

INVESTMENT ADVISER:

Under the Trust’s investment advisory agreement with Royce, Royce is entitled to receive investment advisory fees in respect of each Fund that are computed daily and payable monthly.

	ANNUAL CONTRACTUAL ADVISORY FEE AS A	COMMITTED NET ANNUAL OPERATING EXPENSE RATIO CAP		SIX MONTHS ENDED JUNE 30, 2026 (UNAUDITED)
	PERCENTAGE OF AVERAGE NET ASSETS	Investment Class	Service Class	Net advisory fees	Advisory fees waived
Micro-Cap Portfolio	1.00%	N/A	N/A	$563,695	$–
Small-Cap Portfolio	1.00%	N/A	N/A	892,636	–

Notes to Financial Statements (unaudited) (continued)

DISTRIBUTOR:

Royce Fund Services, LLC (“RFS”), the distributor of the Trust’s shares, is a wholly owned subsidiary of Royce. RFS is entitled to receive distribution fees from the sale of each Fund’s Service Class shares that are computed daily and payable monthly, at an annual rate of 0.25% of the average net assets of each Class. For the six months ended June 30, 2026, Micro-Cap Portfolio-Service Class recorded distribution fees of $27,105 (net of $592 fees waived) and Small-Cap Portfolio-Service Class recorded distribution fees of $174,654 (net of $3,613 fees waived).

Purchases and Sales of Investment Securities:

For the six months ended June 30, 2026, the costs of purchases and the proceeds from sales of investment securities, other than short-term securities and collateral received for securities loaned, were as follows:

	PURCHASES	SALES
Micro-Cap Portfolio	$24,099,623	$25,533,754
Small-Cap Portfolio	43,210,370	63,293,488

Class Specific Expenses:

Class specific expenses were as follows for the six months ended June 30, 2026:

	DISTRIBUTION FEES	SHAREHOLDER REPORTS	SHAREHOLDER SERVICING	COMPENSATING BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER
Micro-Cap Portfolio --- Investment Class	$–	$7,867	$5,186	$(75)	$12,978	$–
Micro-Cap Portfolio --- Service Class	27,105	1,466	3,867	(25)	32,413	–
	27,105	9,333	9,053	(100)		–
Small-Cap Portfolio --- Investment Class	–	6,694	4,613	(63)	11,244	–
Small-Cap Portfolio --- Service Class	174,654	1,166	4,100	(28)	179,892	–
	174,654	7,860	8,713	(91)		–

Tax Information:

As of June 30, 2026, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		NET UNREALIZED	GROSS UNREALIZED
	TAX BASIS COST	APPRECIATION (DEPRECIATION)	Appreciation	(Depreciation)
Micro-Cap Portfolio	$ 84,760,109	$56,816,287	$61,895,403	$5,079,116
Small-Cap Portfolio	130,527,345	56,284,852	62,129,544	5,844,692

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Segment Reporting:

Each Fund operates as a single operating segment, which is a segregated investment portfolio. Royce serves as investment manager for each Fund. The Management Committee of Royce functions as the Chief Operating Decision Maker ("CODM") for each Fund for purposes of Segment Reporting (Topic 280), evaluating its results and performance based upon its specific investment strategy and other relevant facts and circumstances. The CODM uses these measures to assess Fund performance and allocate resources effectively, subject to compliance with applicable legal and regulatory requirements and oversight from its Board of Trustees. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Subsequent Events:

Subsequent events have been evaluated through the date the financial statements were issued and it has been determined that no events have occurred that require disclosure.

Changes In and Disagreements with Accountants for the Period Covered by this Report

Not applicable.

Results of Meeting(s) of Shareholders for the Period Covered by this Report

Not applicable.

Remuneration Paid to Directors, Officers and Others for the Period Covered by this Report

Refer to the financial statements included herein.

Board Approval of Investment Advisory Agreement

At meetings held on June 17-18, 2026, the Board of Trustees of Royce Capital Fund (the “Board”), including all of the non-interested trustees, approved the continuation of the investment advisory agreement (the “Agreement”) between Royce & Associates, LP (“Royce”) and Royce Capital Fund (“RCF”) relating to each of Royce Micro-Cap Portfolio and Royce Small-Cap Portfolio (each, a “Fund” and together, the “Funds”). In reaching these decisions, the Board reviewed the materials provided by Royce, which included, among other things, information prepared internally by Royce and independently by Broadridge Financial Solutions, Inc. (“Broadridge”) using the database and methodology of Morningstar Associates, LLC (“Morningstar”). Such materials contained detailed investment performance and investment advisory fee comparisons for each Fund with other mutual funds in its Broadridge-assigned “peer group” and Morningstar “category” along with detailed net annual operating expense ratio comparisons for each Fund with other mutual funds in its Broadridge-assigned peer group, Morningstar category, and universes of comparable micro- and small-cap funds with certain characteristics that were jointly developed by the Board and Royce at the request of the Board. (The composition of such comparable fund universes is described in more detail under the heading “Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients”.) Such materials also contained information regarding the past performance of the Funds and other registered investment companies managed by Royce and a memorandum outlining the legal duties of the Board prepared by independent counsel to the non-interested trustees. Royce also provided the trustees with an analysis of its profitability with respect to providing investment advisory services to each of the Funds. In addition, the Board took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution fees and expenses, regulatory compliance, brokerage commissions and research, brokerage and other execution products and services provided to the Funds. The Board also took into account information furnished by Royce in response to various trustee questions regarding Royce operations and the Funds’ investment performance, fees, and expenses. The Board also considered other matters it deemed important to the approval process such as allocation of brokerage commissions, “soft dollar” research services Royce receives, payments made to affiliates of Royce, as well as payments made by Royce, relating to the servicing and distribution of Fund shares, and other direct and indirect benefits Royce and its affiliates receive from their relationship with the Funds. The trustees also met throughout the year with investment advisory personnel from Royce. The Board also noted Royce’s efforts to provide enhanced analytical tools to its investment staff along with the ongoing meetings conducted by Royce’s Co-Chief Investment Officers with portfolio managers experiencing performance challenges in an attempt to address such challenges. The Board, in its deliberations, recognized that, for many of the Funds’ shareholders, the decision to purchase shares of one or both Funds included a decision to select Royce as the investment adviser and that there was a strong association in the minds of Fund shareholders between Royce and each Fund. In considering factors relating to the approval of the continuation of the Agreement, the non-interested trustees had access to and advice from, and had met separately with, their independent legal counsel. While continuation

Board Approval of Investment Advisory Agreement (cont.)

of the investment advisory and administrative arrangements for each Fund was considered at the same Board meeting, the trustees considered the circumstances and interests of each Fund separately. Among other factors, the trustees noted that they considered the following:

The nature, extent and quality of services provided by Royce

The Board considered the following factors to be of fundamental importance to its consideration of whether to approve the continuation of the Agreement: (i) Royce’s more than 50-year track record of consistently applying its value-based investment approaches; (ii) the history of long-tenured Royce portfolio managers managing each Fund; (iii) Royce’s focus on small-cap and micro-cap value investing; (iv) the integrity and high ethical standards adhered to at Royce; (v) Royce’s specialized experience in the area of trading small- and micro-cap securities; (vi) Royce’s historical ability to attract and retain portfolio management, research, and analytical talent, particularly the effort and resources Royce had committed to acquiring such talent in recent years; (vii) Royce’s risk management and oversight processes, which seek to aid portfolio managers in evaluating risk metrics, factor exposures, and performance attributes and drivers for the Funds they manage; and (viii) Royce’s focus on shareholder interests as exemplified by capping expenses on smaller funds and providing expansive shareholder reporting and communications. The Board reviewed the services that Royce provides to the Funds, including, but not limited to, managing each Fund’s investments in accordance with the stated policies of each Fund and applicable legal and regulatory requirements. The Board considered the fact that Royce provided certain administrative services to the Funds at cost, pursuant to the Administration Agreement between Royce and RCF, on behalf of each Fund. The Board determined that the services to be provided to each Fund by Royce would be the same as those that it previously provided to each Fund. The Board also took into consideration the histories, reputations and backgrounds of Royce’s portfolio managers for each Fund, finding that these would likely have an impact on the continued success of such Fund. The Board concluded that the investment advisory services provided by Royce to each Fund compared favorably to services provided by Royce to other Royce client accounts, including other pooled investment vehicles, in both nature and quality, and that the scope of services provided by Royce continues to be suitable for each Fund.

Investment Performance of the Funds and Royce

Royce employs a highly active approach to portfolio management for each Fund. Accordingly, each Fund does not seek to align its position, industry, and sector exposures with those of its primary performance benchmark index. Instead, each Fund emphasizes intensive fundamental research and analysis in order to apply a distinct investment approach in a consistent manner. This highly active approach generally leads to each Fund having portfolios holdings that are meaningfully different from those of its primary performance benchmark index and peer funds. A commonly accepted metric within the asset management industry for measuring how actively an equity portfolio is managed is called “active share.” In particular, active share measures how much the holdings of an equity portfolio differ from the holdings of its appropriate primary performance benchmark index. For example, an equity portfolio that perfectly replicates its benchmark index would have an active share of 0%, while an equity

Board Approval of Investment Advisory Agreement (cont.)

portfolio with no holdings in common with its benchmark index would have an active share of 100%. An equity portfolio that holds stocks that are included in its benchmark index but weights such holdings differently relative to such benchmark index can also achieve a high active share. The active share for each Fund for the calendar year ended December 31, 2025 is set forth in the table below.

Fund Active Shares for Calendar Year Ended December 31, 2025
Fund	Active Share	Fund	Active Share
Royce Micro-Cap Portfolio	88%	Royce Small-Cap Portfolio	95%

Overall, the Board recognizes that performance patterns for the high active share, differentiated, and consistently applied smaller company investment strategies employed by the Funds: (i) will be cyclical; (ii) may, at times, be meaningfully different from those of their respective primary performance benchmark indexes and similar funds against which the Funds are often compared; and (iii) may include periods of underperformance relative to such benchmarks and peer funds.

The Russell 2000 Index and the Russell Micro-Cap Index rose 12.8% and 23%, respectively, during the calendar year ended December 31, 2025. Within the U.S. small-cap market, the Board noted that small-cap growth stocks fared better than small-cap value stocks during 2025, as they did in 2024 and 2023, with the Russell 2000 Growth Index posting a return of 13.01%, compared to a gain of 12.59% for the Russell 2000 Value Index. Despite the solid absolute returns for the Russell 2000 Index and the Russell Micro-Cap Index in 2025, the Russell 1000 Index gained 17.4% during the period and outperformed its smaller-cap siblings.

The Board continues to believe that risk-adjusted performance represents an appropriate measure of each Fund’s investment performance. One measure of risk-adjusted performance historically used by the trustees in their review of each Fund’s performance is the Sharpe Ratio. The Sharpe Ratio is a risk-adjusted measure of performance developed by Nobel Laureate William Sharpe. It is calculated by dividing a fund’s annualized excess returns by its annualized standard deviation to determine reward per unit of risk. The higher the Sharpe Ratio, the better a fund’s historical risk-adjusted performance. The Board attaches importance to risk-adjusted performance over relatively long periods of time, typically 3 to 10 years, because such periods tend to encompass different market environments and cycles, unlike shorter time periods. In addition to receiving information regarding each Fund’s relative risk–adjusted performance, the trustees reviewed and considered each Fund’s absolute performance relative to its primary performance benchmark index. In particular, the trustees reviewed and considered: (i) risk-adjusted performance information for each Fund that compared each Fund’s Sharpe Ratio with the Sharpe Ratios of the funds within its Morningstar category for each of the 1-, 3-, 5-, and 10-year periods ended December 31, 2025; and (ii) absolute performance information for each Fund that compared each Fund’s average annual total returns with those of its primary performance benchmark index for each of the 1-, 3-, 5-, and 10-year periods ended December 31, 2025. Such information is summarized in the table below.

Fund	Fund Sharpe Ratios Relative to Morningstar Category Sharpe Ratios	Fund Average Annual Returns Relative to Primary Performance Benchmark Index Average Annual Returns
Royce Micro-Cap Portfolio	Outperformed over trailing 1-, 3-, and 5-year periods Lagged over trailing 10-year period	Outperformed over trailing 3-, 5-, and 10-year periods Lagged over trailing 1-year period
Royce Small-Cap Portfolio	Outperformed over trailing 1-, 3-, and 5-year periods Lagged over trailing 10-year period	Outperformed over trailing 3- and 5-year periods Lagged all other periods shown

Board Approval of Investment Advisory Agreement (cont.)

Although the Board recognized that past performance is not necessarily an indicator of future results, it found that Royce had the necessary qualifications, experience and track record in managing equity mutual funds to manage each Fund. The Board determined that Royce continues to be an appropriate investment adviser for each Fund.

Cost of the services provided and profits realized by Royce from its relationship with each Fund

The Board considered the cost of the services provided by Royce and the profits realized by Royce from its relationship with each Fund. As part of the analysis, the Board discussed with Royce its methodology in allocating its costs to each Fund and concluded that Royce’s allocations were reasonable. The Board concluded that Royce’s profits with respect to each Fund during the calendar year ended December 31, 2025, were reasonable in relation to the nature and quality of services provided.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale

While acknowledging that the presence or absence of economies of scale in fund management businesses can be debated and is in any event difficult to measure and directly assess, the Board considered whether there have been economies of scale in respect of the management of each Fund, whether each Fund had appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board noted the time and effort involved in managing portfolios of small- and micro-cap stocks and that they did not involve the same efficiencies as portfolios of large-cap stocks. The Board concluded that the current fee structure for each Fund was reasonable, that shareholders sufficiently participated in economies of scale (while again noting the various potential issues with assessing such economies of scale both in general and under the facts at hand) and that no changes were currently necessary.

Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients

The Board reviewed the investment advisory fee paid by each Fund and compared both the services to be rendered and the fees to be paid under the Agreement to other contracts of Royce and to contracts of other investment advisers to registered investment companies investing in small- and micro-cap stocks, as provided by Broadridge. The Board noted that the effective investment advisory fee rate for the calendar year ended December 31, 2025 for: (i) Royce Micro-Cap Portfolio (“RCM”) equaled the median for its Broadridge-assigned peer group; and (ii) Royce Small-Cap Portfolio (“RCS”) exceeded the median for its Broadridge-assigned peer group.

The Board has historically emphasized the value of a Fund’s net annual operating expense ratio in assessing the level of its expenses, particularly in light of the variations in the mutual fund industry as to which entity is responsible for particular types of expenses. To that end, the Board compared the net annual operating expense ratio for each Fund with those of other mutual funds in its Broadridge-assigned peer group (generally between 8 and 15 funds), Morningstar category, and universes of comparable micro-and small-cap funds with certain characteristics that were jointly developed by the Board and Royce at the request of the

Board Approval of Investment Advisory Agreement (cont.)

Board (each referred to herein as a “Universe of Peers”). The micro-cap Universe of Peers is comprised of domestic, micro-cap, and non-index mutual funds from the Morningstar Direct database with a comparable share class to the Investment Class shares of RCM that is not subject to Rule 12b-1 fees, and had active shares equal to or greater than 85%. The small-cap Universe of Peers is comprised of domestic, small-cap, and non-index mutual funds from the Morningstar Direct database with a comparable share class to the Investment Class shares of the RCS that is not subject to Rule 12b-1 fees, had aggregate net assets of between $50 million and $2 billion, and had active shares equal to or greater than 85%. The Board noted that the net annual operating expense ratio for RCM was lower than the median net annual operating expense ratio for its Broadridge-assigned peer group for the calendar year ended December 31, 2025, while the net annual operating expense ratio for RCS equaled the median net annual operating expense ratio for its Broadridge-assigned peer group for such period.

The Board also noted that Royce manages each Fund in an active fashion. A commonly accepted metric within the asset management industry for measuring how actively an equity portfolio is managed is called “active share.” A description of such metric and the Fund’s active share scores for the calendar year ended December 31, 2025 are provided above under the heading “Investment Performance of the Funds and Royce.” The Board also considered analyses prepared by Royce that demonstrated that mutual funds with high active share scores had higher expense ratios than mutual funds with lower active share scores, which Royce believes is attributable to the resources required for the active management of those funds.

The Board further noted that Royce had, from time to time in previous periods, waived investment advisory fees and/or reimbursed expenses in order to maintain expense ratios at competitive levels. The Board also considered investment advisory fees charged by Royce to institutional and other clients and noted the greater levels of services that Royce provides to registered investment companies such as the Funds as compared to other accounts.

No single factor was cited as determinative to the decision of the Board. Rather, after weighing all of the considerations and conclusions discussed above, the entire Board, including all the non-interested trustees, determined to approve the continuation of the existing Agreement, concluding that continuation of the Agreement is in the best interest of the shareholders of each Fund and that each Fund’s investment advisory fee rate is reasonable in relation to the services provided.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable to this semi-annual report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not Applicable.

Item 16. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control over Financial Reporting. There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation. Not Applicable.

Item 19. Exhibits. Attached hereto.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Not Applicable to this semi-annual report.

(a)(3)(a) Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)(b) Not Applicable.

(b) Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ROYCE CAPITAL FUND

BY:	/s/ Christopher D. Clark
Christopher D. Clark
President

Date: August 11, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ROYCE CAPITAL FUND		ROYCE CAPITAL FUND

BY:	/s/ Christopher D. Clark	BY:	/s/ Peter K. Hoglund
Christopher D. Clark		Peter K. Hoglund
President		Chief Financial Officer

Date: August 11, 2026		Date: August 11, 2026